Finance income and costs (Details) - EUR (€)	3 Months Ended				9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Analysis of income and expense [abstract]
Interest income	€ 1,700,000	€ 1,800,000			€ 4,400,000	€ 5,600,000
Net gain on refinancing	0	0	€ 10,300,000	€ 4,100,000	0	14,400,000
Reversal of impairment loss on short term investments	0	0			0	5,700,000
Net foreign exchange gains on translation of financial assets and financial liabilities	4,900,000	0			12,700,000	0
Finance income	6,600,000	1,800,000			17,100,000	25,700,000
Interest expense (b)	(26,700,000)	(29,000,000.0)			(82,300,000)	(78,100,000)
Net pension interest costs	(1,300,000)	(1,300,000)			(3,700,000)	(3,500,000)
Amortization of debt discounts and borrowing costs	(1,800,000)	(1,800,000)			(5,300,000)	(5,200,000)
Net Foreign Exchange Losses On Financial Assets And Liabilities	0	(5,100,000)			0	(17,400,000)
Net fair value losses on derivatives held at fair value through profit or loss	0	0			0	(400,000)
Finance costs	(29,800,000)	(37,200,000)			(91,300,000)	(104,600,000)
Net financing costs	€ (23,200,000)	€ (35,400,000)			(74,200,000)	€ (78,900,000)
Gains (Losses) on Restructuring of previous debt					€ (24.4)